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                                                                 CIK: 0000717347

New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                  March 8, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  New England Variable Life Separate Account
          File No. 811-03713

Commissioners:

     Annual reports dated December 31, 2009 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        ----------------------------------------
                                        John E. Connolly, Jr.